INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	As of June 30,
	2024	2023
Royalty	$4,850,373	$4,861,171
Developed games	3,071,227	2,776,440
Copyright	137,600	137,906
Total intangible assets	8,059,200	7,775,517
Less: accumulated amortization	(2,766,074)	(2,008,044)
Intangible assets, net	$5,293,126	$5,767,473